OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
OTHER LONG-TERM LIABILITIES
8.	OTHER LONG-TERM LIABILITIES

Other long-term liabilities consisted of the following:

(in millions)	December 31, 2019	December 31, 2018
Environmental liabilities	$119.9	$135.1
Defined benefit pension plan liabilities	73.8	75.0
Long-term finance lease liabilities	18.4	—
Early railcar return liability	17.6	23.3
Post-retirement medical plan liabilities	17.5	19.3
Other	4.1	0.8

Total other long-term liabilities	$251.3	$253.5